Expense Example	Jan. 27, 2026 USD ($)
MARSICO FOCUS FUND | MARSICO FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
MARSICO FOCUS FUND | MARSICO FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
MARSICO GROWTH FUND | MARSICO GROWTH FUND | INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
MARSICO GROWTH FUND | MARSICO GROWTH FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,802
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	709
Expense Example, with Redemption, 10 Years	1,564
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	$ 1,294